Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values of Assets Acquired and Liabilities Assumed

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2012	Amortization period
Current assets	954
Intangible assets	299
Property and equipment	667	5-10 years
Brand name	28,600	indefinite
Non-compete agreement	400	10 years
Franchise agreements	7,700	remaining contract terms
Goodwill	21,491
Current liabilities	(19,430)
Deferred tax liabilities	(9,174)
Noncontrolling interest	(14,215)

Total	17,292

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2010	2011	2012	Amortization period
Current assets	33	2,199	127
Intangible assets	—	63	—
Property and equipment	25,550	10,980	4,668	5-10 years
Favorable lease	20,800	5,847	2,470	remaining lease terms
Deferred tax assets	229	—	—
Franchise agreements	600	900	200	remaining contracts terms
Goodwill	22,921	1,873	153
Unfavorable lease	(1,600)	—	—	remaining lease terms
Deferred tax liabilities	(4,800)	(1,462)	(618)

Total	63,733	20,400	7,000

Aggregate Consideration for Acquisitions	The aggregate consideration for these acquisitions was comprised of the following:

2010
Cash consideration	17,099
Fair value of warrants	7,068

Total consideration	24,167